SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of the net income per share of common stock (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Class A Common Stock
Numerator:
Allocation of net income		$ 1,313,967	$ 4,527,154	$ 5,026,365	$ 6,123,777
Denominator
Weighted-average shares outstanding, Basic		27,600,000	27,600,000	27,600,000	23,454,945
Weighted-average shares outstanding, Diluted		27,600,000	27,600,000	27,600,000	23,454,945
Basic net income per share		$ 0.05	$ 0.16	$ 0.18	$ 0.26
Diluted net income per share		$ 0.05	$ 0.16	$ 0.18	$ 0.26
Class B Common Stock
Numerator:
Allocation of net income		$ 328,492	$ 1,131,788	$ 1,256,591	$ 1,829,180
Denominator
Weighted-average shares outstanding, Basic	6,000,000	6,900,000	6,900,000	6,900,000	6,900,000	6,806,301
Weighted-average shares outstanding, Diluted	6,000,000	6,900,000	6,900,000	6,900,000	6,900,000	6,806,301
Basic net income per share	$ 0.00	$ 0.05	$ 0.16	$ 0.18	$ 0.26	$ 0.26
Diluted net income per share	$ 0.00	$ 0.05	$ 0.16	$ 0.18	$ 0.26	$ 0.26